Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

Note 13: Share-Based Compensation

2013 Omnibus Incentive Plan

In February 2014, we issued time-vesting restricted stock units (“RSUs”), nonqualified stock options (“options”) and performance-vesting restricted stock units (“performance shares”) under the 2013 Omnibus Incentive Plan.

We recorded share-based compensation expense for awards granted under the 2013 Omnibus Incentive Plan of $60 million during the nine months ended September 30, 2014, which includes amounts reimbursed by hotel owners. As of September 30, 2014, unrecognized compensation costs for unvested awards was approximately $122 million, which is expected to be recognized over a weighted-average period of 2.0 years on a straight-line basis.

As of September 30, 2014, there were 72,595,341 shares of common stock available for future issuance under the 2013 Omnibus Incentive Plan.

Restricted Stock Units

During the nine months ended September 30, 2014, we issued 7,066,153 RSUs with a grant-date fair value of $21.53. The RSUs vest in annual installments over two or three years from the date of grant, subject to the individual’s continued employment through the applicable vesting date. Vested RSUs generally will be settled for our common stock, with the exception of certain awards that will be settled in cash.

Stock Options

During the nine months ended September 30, 2014, we issued 1,003,591 options with an exercise price of $21.53. As of September 30, 2014, no options were exercisable. The options vest over three years in equal annual installments from the date of grant, subject to the individual’s continued employment through the applicable vesting date, and will terminate 10 years from the date of grant or earlier if the individual’s service terminates. The exercise price is equal to the closing price of the Company’s common stock on the date of grant. The grant date fair value of each of these option grants was $7.58, which was determined using the Black-Scholes-Merton option-pricing model.

Performance Shares

During the nine months ended September 30, 2014, we issued 1,078,908 performance shares. The performance shares are settled at the end of the three-year performance period with 50 percent of the shares subject to achievement based on a measure of (1) the Company’s total shareholder return relative to the total shareholder returns of members of a peer company group (“relative shareholder return”) and the other 50 percent of the shares subject to achievement based on (2) the Company’s earnings before interest expense, taxes and depreciation and amortization (“EBITDA”) compound annual growth rate (“EBITDA CAGR”). The total number of performance shares that vest based on each performance measure (relative shareholder return and EBITDA CAGR) is based on an achievement factor that in each case, ranges from a zero to 200 percent payout.

The grant date fair value of each of the performance shares based on relative shareholder return was $23.56, which was determined using a Monte Carlo simulation valuation model. The grant-date fair value of each of the performance shares based on our EBITDA CAGR was $21.53. For these shares, we determined that the performance condition is probable of achievement and during the nine months ended September 30, 2014, we recognized compensation expense over the vesting period at the target amount of 100 percent. As of September 30, 2014, 1,060,464 performance shares were outstanding with a remaining life of 2.3 years.

Promote Plan

Prior to December 2013, certain members of our senior management team participated in an executive compensation plan (the “Promote plan”). Equity awards under the Promote plan were exchanged for restricted shares of common stock in connection with our initial public offering and vest as follows: (1) 40 percent vested immediately; (2) 40 percent of each award will vest on December 11, 2014, contingent upon employment through that date; and (3) 20 percent of each award will vest on the date that The Blackstone Group L.P. and its affiliates (“Blackstone” or “our Sponsor”) cease to own 50 percent or more of the shares of the Company, contingent on employment through that date.

In March 2014, the vesting conditions of these restricted shares of common stock for certain participants were modified such that the remaining 60 percent of each participant’s award vested in June 2014. As a result of this modification, we recorded incremental compensation expense of $7 million during the nine months ended September 30, 2014. During the nine months ended September 30, 2014, total compensation expense under the Promote plan was $25 million, and unrecognized compensation expense as of September 30, 2014 was $72 million, including $4 million that is expected to be recognized through December 2014 and $68 million that is subject to the achievement of a performance condition. No expense was recognized for the portion of the awards that are subject to the achievement of a performance condition in the form of a liquidity event, since such an event was not probable as of September 30, 2014.

We recorded compensation expense related to the Promote plan of $5 million during the nine months ended September 30, 2013.

Cash-based Long-term Incentive Plan

In February 2014, we terminated a cash-based, long-term incentive plan and reversed the associated accruals resulting in a reduction of compensation expense of approximately $25 million for the nine months ended September 30, 2014.

Note 21: Share-Based Compensation

Promote Plan

Prior to December 11, 2013, certain members of our senior management team participated in an executive compensation plan (“the Promote plan”). The Promote plan provided for the grant of a Tier I liability award, or an alternative cash payment in lieu thereof, and a Tier II equity award. The Tier I liability award provided the participants the right to share in 2.75 percent of the equity value of Hilton up to $8.352 billion (or $230 million) based on the achievement of certain service and performance conditions. The majority of these payments were to be made in three installments for most plan participants. The Tier II equity awards allowed participants to share in Hilton’s equity growth above $8.352 billion and were also subject to service and performance conditions. As the vesting of a portion of the Tier I liability awards and all of the Tier II equity awards were previously subject to the achievement of a performance condition in the form of a liquidity event that was not probable, no expense was recognized related to these awards prior to their modification on December 11, 2013.

On December 11, 2013, in connection with our IPO, the Tier I liability awards of $52 million that remained outstanding became fully vested and were paid within 30 days. Additionally, the Tier II equity awards that remained outstanding were exchanged for restricted shares of common stock of equivalent economic value that vest as follows:

•	40 percent of each award vested on December 11, 2013, the pricing date of our IPO;

•	40 percent of each award will vest on December 11, 2014, the first anniversary of the pricing date of our IPO, contingent upon continued employment through that date; and

•	20 percent of each award will vest on the date that our Sponsor and its affiliates cease to own 50 percent or more of the shares of the Company, contingent upon continued employment through that date.

The following is a summary of the Tier II equity award activity during the year ended December 31, 2013:

Tier II Units
Balance as of December 31, 2012	229,047,118
Granted	8,628,050
Forfeited	(13,810,744)
Exchanged for restricted shares of common stock	(223,864,424)

Balance as of December 31, 2013	—

The following table sets forth the number of Tier II equity units surrendered for shares of common stock on December 11, 2013:

	Tier II Units	Shares of Common Stock
Tier II awards exchanged for vested shares of common stock	89,545,770	7,463,839
Tier II awards exchanged for unvested shares of common stock	134,318,654	11,195,791

Total Tier II awards exchanged for vested shares and unvested restricted shares of common stock	223,864,424	18,659,630

The grant date fair value was determined to be $20.00 per share based on the price of the common stock sold in our IPO. The fair value of the vested shares was immediately recognized in December 2013. The fair value of the unvested shares subject only to service conditions is recognized on a straight-line basis over the requisite service period for the entire award.

As a result of the modification, we recorded incremental share-based compensation expense of $306 million during the year ended December 31, 2013.

Cash Retention Award Offer

In November 2012, we offered certain members of our senior management team the opportunity to participate in a new cash retention award in exchange for cancellation of their participation in the Promote plan. There were 13 participants who accepted the cash retention award offer. The cash retention award was paid in two installments in December 2012 and December 2013, respectively.

Payments on Share-Based Compensation Plans

Total payments under the Promote plan, including cash retention awards, during the years ended December 31, 2013 and 2012 were $65 million and $95 million, respectively. No payments were made during the year ended December 31, 2011.

A number of participants in the Promote plan terminated their employment with us during the year ended December 31, 2012. We made separation payments related to the participants’ vested portion of the Promote plan totaling $6 million during the year ended December 31, 2012. One participant terminated their employment with us during the year ended December 31, 2013, but none of the separation payments were considered to be attributable to the participants’ vested portion of the Promote plan.

Summary of Share-Based Compensation Expense and Related Activity

Total compensation expense related to the Promote plan, including cash retention awards, and restricted shares of our common stock awarded in exchange for the Tier II equity awards was $313 million, $50 million and $19 million for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, there was $95 million of unrecognized compensation expense related to the unvested restricted shares of common stock resulting from the Promote plan conversion, $23 million of which is expected to be recognized through December 2014 and $72 million of which is subject to the achievement of a performance condition, which is currently not considered to be probable of being met.

As of December 31, 2013, there was $4 million of liability awards outstanding. The liability awards were recorded at an estimated fair value of $18 million as of December 31, 2012, $13 million of which was included in accounts payable, accrued expenses and other in our consolidated balance sheet.

2013 Omnibus Incentive Plan

We reserved 80,000,000 shares of common stock for issuance under our new 2013 Omnibus Incentive Plan. The 2013 Omnibus Incentive Plan is administered by the compensation committee of the Board of Directors and enables us to grant equity incentive awards to eligible employees, officers, directors, consultants or advisors in the form of stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based and performance compensation awards. If an award under the 2013 Omnibus Incentive Plan terminates, lapses or is settled without the payment of the full number of shares subject to the award, the undelivered shares may be granted again under the 2013 Omnibus Incentive Plan.

On December 11, 2013, we granted 19,500 restricted stock units (“RSUs”) to three independent directors under the 2013 Omnibus Incentive Plan (the “2013 Director Grant”) as part of our regular annual compensation of our independent directors. The 2013 Director Grant vests in three equal installments on the first, second and third anniversaries of the grant date. The grant date fair value was $20.00 per RSU based on the price of common shares sold in our IPO on the grant date. The fair value of the RSUs will be recognized on a straight-line basis over the requisite service period for the entire award. Less than $1 million of compensation expense was recognized during the year ended December 31, 2013 related to the 2013 Director Grant. As of December 31, 2013, unrecognized compensation expense for the 2013 Director Grant was less than $1 million.

As of December 31, 2013, there were 79,980,500 shares of common stock available for future issuance under the 2013 Omnibus Incentive Plan.